Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations
Discontinued Operations
23.	DISCONTINUED OPERATIONS

On November 8, 2019, the Company sold 100% of the issued and outstanding shares of DenseLight for $26,000,000. The Buyer assumed control of DenseLight on November 8, 2019 and is responsible for all operations of DenseLight. Upon closing, the Company recognized a gain on the sale of $8,707,280. The sale proceeds were to be paid over multiple tranches. The first tranche payment was recived on November 8, 2019 in the amount of $8,000,000. The second tranche payment was payment was made in two installments, with first paid on February 14, 2020 in the amount of $4,750,000 and the second on March 30, 2020 in the amount of $8,250,000.

The Company received payments of $1,500,000 and $1,000,000 on June 29, 2020 and July 3, 2020 respectively. After taking into consideration the length of time it had taken the Buyer to make the foregoing payments and the Company’s expectations regarding the likelihood of receiving an additional payment, the Company determined that it was in its best interest to accept partial payments as final payment on the Company’s receivable. As a result, the Company recognized a credit loss of $2,500,000 during the year ended December 31, 2020 (nil - 2019 and nil - 2018).

The Company received an additional $2,000,000, in excess of the sale proceeds which was immediately paid to Oak Capital on behalf of the Buyer for due diligence, legal and other expenses.

Revenue and expenses, and gains and losses relating to the discontinued operations were removed from the results of continuing operations and are shown as a single line item on the face of the consolidated statements of operations and deficit. The operating results of the discontinued operations can be analysed as follows:

Results of discontinued operations

	For the Period From	For the year ended
	January 1 to November 8,	December 31,
	2019	2018

Revenue	$4,426,355	$3,888,185

Cost of revenue	1,201,373	1,475,969

Gross margin	3,224,982	2,412,216

Operating expenses
Research and development	5,677,222	6,430,328
Selling, marketing and administration	1,950,526	5,515,329
Interest expense	74,494	-
Impairment loss	-	156,717
Other income	(1,251,737)	(1,491,556)

Operating expenses	6,450,505	10,610,818

Loss from discontinued operations	(3,225,523)	(8,198,602)
Gain on sale of discontinued operations, net of taxes	8,707,280	-
Income tax recovery	-	(297,940)

Net income (loss), net of taxes	$5,481,757	$(7,900,662)

Disaggregated Revenues

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. Disaggregated revenue is as follows:

	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018

Non-contract revenue (at a point in time)(1)(3)	$2,092,426	$3,261,518
Contract revenue (revenue over time)(2)(3)	2,221,429	441,667
Contract revenue (at a point in time)(2)(3)	112,500	185,000

	$4,426,355	$3,888,185

(1) Revenue from the sale of products.

(2) Revenue from long-term projects or non-recurring engineering (NRE).

(3) All revenue was generated from the Singapore geographic region.

Revenue Contract Balances

	Contract
	Receivables	Liabilities

Balance, January 1, 2018	$40,000	$-
Revenues recognized	626,667	(626,667)
Changes due to payment, fulfillment of performance obligations or other	(606,667)	626,667

	Contract
	Receivables	Liabilities

Balance, December 31, 2018	60,000	-
Revenues recognized	2,333,929	(2,333,929)
Changes due to payment, fulfillment of performance obligations or other	(1,293,929)	2,333,929

Balance, November 8, 2019	$1,100,000	$-

Research and development costs included in discontinued operations can be analysed as follows:

	For the Period From	For the Year Ended
	January 1 to November 8,	December 31,
	2019	2018

Wages and benefits	$3,565,076	$3,818,980
Supplies	1,412,572	2,070,495
Subcontract fees	728,457	400,000
Stock-based compensation	(28,883)	140,853

	$5,677,222	$6,430,328

Selling, marketing and administration costs included in discontinued operations can be analysed as follows:

Wages and benefits	$887,860	$1,034,715
Rent and facility costs	604,442	975,467
General expenses	458,465	785,635
Stock-based compensation	(46,725)	278,385
Professional fees	46,484	31,747
Depreciation and amortization	-	2,409,380

	$1,950,526	$5,515,329

Cash flows from (used in) discontinued operations

	2019	2018

CASH (USED IN) PROVIDED BY:
OPERATING ACTIVITIES
Net income (loss)	$5,481,757	$(7,900,662)
Adjustments for:
Depreciation of property and equipment	-	2,372,152
Gain on sale of discontinued operations	(8,707,280)	-
Amortization of intangibles	-	37,228
Interest expense	74,494	-
Impairment loss	-	156,717
Stock-based compensation	(75,608)	419,238
Income tax recovery	-	(297,940)
Deferred rent	(1,825)	(21,992)
Expected credit loss	-	40,615

	(3,228,462)	(5,194,644)

Net change in non-cash working capital accounts:
Accounts receivable	584,902	(508,093)
Prepaid and other current assets	497,259	(949,401)
Inventory	(334,425)	78,733
Accounts payable and accrued liabilities	(470,378)	1,782,612

Cash flows provided by (used in) operating activities	(2,951,104)	(4,790,793)

INVESTING ACTIVITIES
Proceeds from the sale of discontinued operations, net of cash
given up (1)	7,519,126	-
Purchase of property and equipment (Note 7)	(1,599,272)	(3,467,992)
Purchase of patents and licenses (Note 8)	(11,231)	-

Cash flows from investing activities	5,908,623	(3,467,992)

FINANCING ACTIVITIES
Payment of lease liability (Note 9)	(258,460)	-

Cash flows from financing activities	(258,460)	-

EFFECT OF EXCHANGE RATE CHANGES ON CASH	(14,010)	26,490

NET CHANGE IN CASH	$2,685,049	$(8,232,295)

Effect of Disposal on the Financial Position of the Group

Accounts receivable	$396,037
Prepaid and other current assets	2,303,014
Inventory	774,404
Property and equipment	8,424,638
Right of use asset	880,577
Patents	29,696
Goodwill and customer list	6,718,953
Trade payables	(1,312,053)
Lease Liability	(695,733)
Deferred tax liability	(707,687)

Net assets disposed	$16,811,846

(1) Consideration received in cash	$8,000,000
(1) Cash given up	(480,874)
Consideration receivable	18,000,000

Net inflows	$25,519,126